Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans [Line Items]
Nonaccruing loans	$ 5,290,607	$ 15,847,579
One to Four Family Units [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans [Line Items]
Nonaccruing loans	911,240	815,746
Real Estate Construction [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans [Line Items]
Nonaccruing loans	2,892,772	4,529,410
Real Estate Commercial [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans [Line Items]
Nonaccruing loans	459,823	3,663,166
Commercial Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans [Line Items]
Nonaccruing loans	1,026,772	6,776,230
Consumer and Other Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccruing Loans [Line Items]
Nonaccruing loans		$ 63,027